Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax	¥ 249,995	¥ 140,706	¥ 75,458
Deferred income tax	(46,171)	6,863	(10,940)
Income Tax Expense (Benefit)	¥ 203,824	¥ 147,569	¥ 64,518